UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8800

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 13, 2005
---------------------------         -------------------       ------------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

--------------------       -----------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total:     $143,095
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name
---      --------------------     ----

1        28-10619                 O'Malley, Jr., Thomas D.
         ---------                -----------------------------------
2        28-10618                 Schmidt, Mark K.
         ---------                --------------------------

                                   TITLE OF                VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
         NAME OF ISSUER             CLASS       CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
--------------------------------   --------   ---------   --------  -------  ---  ----  -------  --------   ------  --------  ------

AMERICAN STANDARD COMPANIES INC.   COM        029712106      3486     75000  SH         Shared-
                                                                                        Other      1,2                75000
APPLE COMPUTER INC                 COM        037833100      4167    100000  SH         Shared-
                                                                                        Other      1,2               100000
AVIALL INC NEW                     COM        05366B102       988     35300  SH         Shared-
                                                                                        Other      1,2                35300
CENTRAL PKG CORP                   COM        154785109      3453    201000  SH         Shared-
                                                                                        Other      1,2               201000
COMPASS MINERALS INC               COM        20451N101      4327    170000  SH         Shared-
                                                                                        Other      1,2               170000
CONOCOPHILLIPS                     COM        20825C104      8088     75000  SH         Shared-
                                                                                        Other      1,2                75000
CONSOL ENERGY INC                  COM        20854P109      7053    150000  SH         Shared-
                                                                                        Other      1,2               150000
FIDELITY NATL FINL INC             COM        316326107      7412    225000  SH         Shared-
                                                                                        Other      1,2               225000
GENTEK INC                         COM        37245X203      4923    298472  SH         Shared-
                                                                                        Other      1,2               298472
INTEROIL CORP CAD                  COM        460951106      4195    120000  SH         Shared-
                                                                                        Other      1,2               120000
JAMES RIVER COAL CO                COM        470355207      5753    150000  SH         Shared-
                                                                                        Other      1,2               150000
MCAFEE INC                         COM        579064106      2256    100000  SH         Shared-
                                                                                        Other      1,2               100000
MEASUREMENT SPECIALTIES INC        COM        583421102      5267    229000  SH         Shared-
                                                                                        Other      1,2               229000
MURPHY OIL CORP COM                COM        626717102      4937     50000  SH         Shared-
                                                                                        Other      1,2                50000
NDCHEALTH CORP                     COM        639480102       799     50000  SH         Shared-
                                                                                        Other      1,2                50000
NEIMAN MARCUS GROUP INC            CLASS A
                                   COM        640204202      6863     75000  SH         Shared-
                                                                                        Other      1,2                75000
NITROMED INC                       COM                       2770    160000  SH         Shared-
                                                                                        Other      1,2               160000
PENTAIR INC                        COM        709631105      1950     50000  SH         Shared-
                                                                                        Other      1,2                50000
PREMCOR INC                        COM        74045Q104      5968    100000  SH         Shared-
                                                                                        Other      1,2               100000
QUALITY DISTRIB                    COM        74756M102      2287    210800  SH         Shared-
                                                                                        Other      1,2               210800
RELIANT ENERGY INC                 COM        75952B105      7966    700000  SH         Shared-
                                                                                        Other      1,2               700000
RUSH ENTRP                         CL A
                                   COM        781846209      1960    125000  SH         Shared-
                                                                                        Other      1,2               125000
SBA COMMUNICATIONS  CORP           COM        78388J106      4799    525000  SH         Shared-
                                                                                        Other      1,2               525000
SUPERIOR ESSEX                     COM        86815V105      3506    198300  SH         Shared-
                                                                                        Other      1,2               198300
SYMANTEC CORP                      COM        871503108      1600     75000  SH         Shared-
                                                                                        Other      1,2                75000
UNITEDGLOBALCOM INC                CL-A
                                   COM        913247508      5676    600000  SH         Shared-
                                                                                        Other      1,2               600000
UNOCAL CORP                        COM        915289102      4627     75000  SH         Shared-
                                                                                        Other      1,2                75000
VALERO ENERGY CORP                 COM        91913Y100      8426    115000  SH         Shared-
                                                                                        Other      1,2               115000
W&T OFFSHORE INC                   COM        92922P106      3493    168258  SH         Shared-
                                                                                        Other      1,2               168258
WALTER INDS INC                    COM        93317Q105      6383    150000  SH         Shared-
                                                                                        Other      1,2               150000
TRANSOCEAN  INC                    COM        G90078109      7719    150000  SH         Shared-
                                                                                        Other      1,2               150000

TOTAL                                                     143,095